GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL [Abstract]
Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill are as follows:

	Digital Entertainment	Digital Financial Services	Other Services	Total
	$	$	$	$

Balance as of January 1, 2022	168,731	56,102	314,791	539,624
Acquisitions	11,715	48,980	–	60,695
Impairment	(177,663)	–	(177,280)	(354,943)
Foreign currency translation	(2,783)	(7,868)	(4,517)	(15,168)
Balance as of December 31, 2022	–	97,214	132,994	230,208
Impairment	–	–	(117,875)	(117,875)
Foreign currency translation	–	873	(424)	449
Balance as of December 31, 2023	–	98,087	14,695	112,782